Amounts Included in the Consolidated Balance Sheet, Japanese Plans (Detail) (Japanese plans) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	$ 93,277	¥ 7,756,000	¥ 10,975,000
Net amounts recognized	$ 93,277	¥ 7,756,000	¥ 10,975,000